Commitments and Contingencies - Repurchase Reserve (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Beginning balance	$ 4,744	$ 7,054	$ 8,969
Provision for repurchases	574	111	5,227
Settlements	(272)	(2,421)	(7,142)
Total repurchase reserve	$ 5,046	4,744	7,054
Loans subject to representations and warranties		$ 2,800,000	$ 3,300,000
HARP
Commitments and Contingencies
Threshold period to stay current for loans to limit representation and warranty risk		12 months
Non-HARP
Commitments and Contingencies
Threshold period to stay current for loans to limit representation and warranty risk		36 months